Operating Leases (Schedule of Future Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2012	$ 68.5
2013	66.9
2014	67.6
2015	61.7
2016	48.5
Thereafter	258.3
Gross lease commitments	571.5
Less: future minimum payments expected to be received under non-cancelable subleases	41.6
Net lease commitments	529.9
Building [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2012	64.1
2013	62.7
2014	64.0
2015	59.9
2016	46.7
Thereafter	257.4
Gross lease commitments	554.8
Less: future minimum payments expected to be received under non-cancelable subleases	41.6
Net lease commitments	513.2
Other Property [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2012	4.4
2013	4.2
2014	3.6
2015	1.8
2016	1.8
Thereafter	0.9
Gross lease commitments	16.7
Less: future minimum payments expected to be received under non-cancelable subleases	0
Net lease commitments	$ 16.7